Expense Example	Sep. 15, 2026 USD ($)
Defiance Long/Short Space Economy vs. Legacy Communications ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Defiance Long/Short AI Compute vs. Legacy Software ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	$ 246